CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2015	Dec. 31, 2014
Stockholders equity:
Common stock, par value	$ 0	$ 0
Common stock, Unlimited authorized shares
Common stock, issued shares	147,014,385	146,984,385
Common stock, outstanding shares	147,014,385	146,984,385

[1]	Unlimited